Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Note 7. Inventories

	December 31, 2024	December 31, 2023
Raw materials	$5,934	$7,815
Finished goods	3,005	2,125
	$8,939	$9,940